CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities
Net income (loss)	$ (29,914,748)	$ 21,026,763
Adjustments to reconcile net income (loss) to net cash used in operating activities
Change in fair value of warrants	17,328,667	(23,699,501)
Change in fair value of FPA	10,399,002	(7,494,372)
Gain on termination of FPA	0	(3,160,168)
Transaction costs incurred in connection with IPO	1,381,051
Changes in operating assets and liabilities:
Prepaid expenses	(209,790)	142,707
Accounts payable and accrued expenses	613,050	11,944,075
Net cash used in operating activities	(402,768)	(1,240,496)
Cash Flows from Investing Activities:
Investment of cash into trust Account	(517,500,000)
Net cash used in investing activities	(517,500,000)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of underwriting discounts paid	507,150,000
Proceeds from sale of Private Placement Warrants	12,350,000
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds from promissory note—related party	150,000	450,000
Repayment of promissory note—related party		(150,000)
Payment of offering costs	(778,589)	0
Net cash provided by financing activities	518,746,411	450,000
Net Change in Cash	843,643	(790,496)
Cash—Beginning		843,643
Cash—Ending	843,643	53,147
Non-cash investing and financing activities:
Initial classification of Warrant Liability	35,676,668
Initial classification of FPA Liability	255,538
Initial classification of ordinary shares subject to possible redemption	517,500,000
Deferred underwriting fee payable	$ 18,112,500	$ 0